Expense Example	12 Months Ended
Aug. 31, 2024 USD ($)
Blue Chip Fund | Blue Chip Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 640
Expense Example, with Redemption, 3 Years	836
Expense Example, with Redemption, 5 Years	1,049
Expense Example, with Redemption, 10 Years	1,661
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	530
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	1,801
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	179
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	441
Expense Example, with Redemption, 10 Years	987
Blue Chip Fund | Blue Chip Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	220
Expense Example, with Redemption, 5 Years	386
Expense Example, with Redemption, 10 Years	867
Blue Chip Fund | Blue Chip Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,406
Blue Chip Fund | Blue Chip Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,046
Blue Chip Fund | Blue Chip Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	747
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	280
Expense Example, with Redemption, 10 Years	628
Bond Market Index Fund | Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	166
Bond Market Index Fund | Bond Market Index Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Bond Market Index Fund | Bond Market Index Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Capital Securities Fund | Capital Securities Fund Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Diversified Real Asset Fund | Diversified Real Asset Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	495
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,020
Expense Example, with Redemption, 10 Years	1,797
Diversified Real Asset Fund | Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	282
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,103
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Edge MidCap Fund | EDGE MidCap Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	915
Expense Example, with Redemption, 5 Years	1,193
Expense Example, with Redemption, 10 Years	1,985
Edge MidCap Fund | EDGE MidCap Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,052
Edge MidCap Fund | EDGE MidCap Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	967
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	552
Expense Example, with Redemption, 3 Years	923
Expense Example, with Redemption, 5 Years	1,318
Expense Example, with Redemption, 10 Years	2,422
Global Multi-Strategy Fund | Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	812
Expense Example, with Redemption, 10 Years	1,779
Global Multi-Strategy Fund | Global Multi-Strategy Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,787
Global Sustainable Listed Infrastructure Fund | Global Sustainable Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	363
Expense Example, with Redemption, 5 Years	656
Expense Example, with Redemption, 10 Years	1,490
International Equity Index Fund | International Equity Index Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	243
Expense Example, with Redemption, 10 Years	565
International Equity Index Fund | International Equity Index Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
International Equity Index Fund | International Equity Index Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
International Equity Index Fund | International Equity Index Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	98
Expense Example, with Redemption, 5 Years	172
Expense Example, with Redemption, 10 Years	391
International Small Company Fund | International Small Company Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	1,391
International Small Company Fund | International Small Company Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Opportunistic Municipal Fund | Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	481
Expense Example, with Redemption, 3 Years	714
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,684
Opportunistic Municipal Fund | Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,044
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	894
Expense Example, with Redemption, 5 Years	1,150
Expense Example, with Redemption, 10 Years	1,878
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	615
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	2,100
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	480
Expense Example, with Redemption, 10 Years	1,071
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	477
Expense Example, with Redemption, 3 Years	694
Expense Example, with Redemption, 5 Years	927
Expense Example, with Redemption, 10 Years	1,598
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,916
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	205
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883